Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The consolidated financial statements include the accounts of DCB Financial Corp (“DCB”) and its wholly-owned subsidiaries, The Delaware County Bank and Trust Company (the “Bank”), DCB Title Services LLC, Datatasx LLC, DCB Insurance Services, Inc., and ORECO (collectively referred to hereinafter as the “Corporation”). All intercompany transactions and balances have been eliminated in the consolidated financial statements.

Nature of Operations: The Corporation provides financial services through its 14 banking locations in Delaware, Franklin and Union Counties, Ohio. Its primary deposit products are checking, savings, and term certificate accounts and its primary lending products are residential mortgage, commercial and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets, and real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. Real estate loans are secured by both residential and commercial real estate. The Bank also operates a trust department and engages in other personal wealth management activities.

Business Segments: While DCB’s management monitors the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of DCB’s operations are considered by management to be aggregated in one operating segment.

Use of Estimates: To prepare consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect amounts reported in the financial statements and disclosures provided, and future results could differ. The allowance for loan losses, fair value of financial instruments, determination of other-than-temporary impairment, status of contingencies and deferred tax asset valuation are particularly subject to change.

Cash and Cash Equivalents: Cash and cash equivalents include cash on hand, federal funds sold and deposits with other financial institutions with original maturities of less than ninety days. Net cash flows are reported for customer loan and deposit transactions, federal funds purchased and other short-term borrowings.

Securities: Securities classified as held-to-maturity are carried at adjusted amortized cost when management has the positive intent and ability to hold them to maturity. Securities classified as available-for-sale might be sold before maturity. Securities classified as available-for-sale are carried at fair value, with unrealized holding gains and losses excluded from earnings and reported as a component of other comprehensive income. Realized gains and losses on sale of securities are recognized using the specific identification method. The Corporation does not engage in securities trading activities.

Interest income includes premium amortization and accretion of discounts on securities. Effective April 1, 2009, the Corporation adopted new accounting guidance related to recognition and presentation of other-than-temporary impairment (ASC 320-10). When the Corporation does not intend to sell a debt security, and it is more likely than not, the Corporation will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

As a result of this guidance, the Corporation’s consolidated statement of operations beginning on December 31, 2009, reflects the impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Corporation intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Management considers, in determining whether other-than-temporary impairment exists, (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income. Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, unamortized deferred loan fees and costs and the allowance for loan losses.

Interest income is accrued based on the unpaid principal balance and includes amortization of net deferred loan fees and costs over the loan term. Interest income on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. All interest accrued but not received for loans placed on nonaccrual status are reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable but unconfirmed credit losses, increased by the provision for loan losses and decreased by charge-offs net of recoveries. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the required allowance balance based on past loan loss experience, augmented by additional estimates related to the nature and volume of the portfolio, information about specific borrower situations, estimated collateral values, economic conditions and other factors.

The allowance consists of both specific and general components. The specific component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the collateral value, or value of expected discounted cash flows of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical charge-off experience and expected loss given default derived from the Bank’s internal risk rating process. Management utilizes historical loss rates in the calculation by applying weights, so that the most recent data bears a larger impact on future loss rate calculations. Management has the ability to adjust these loss rates by utilizing risk ratings based on current period trends. If current period trends differ either positively or negatively from the given weighted historical loss rates, adjustments can be made. The risk ratings either increase the expected loss rates, or decrease the expected loss rates, depending on the variance on actual versus historical trends. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risking rating data.

A loan is impaired when full payment of interest and principal under the original contractual loan terms is not expected. Commercial and industrial loans, commercial real estate, including construction and land development, and multi-family real estate loans are individually evaluated for impairment. If a loan is impaired, the loan amount exceeding fair value, based on the most current information available is reserved. Management has developed a process by which commercial and commercial real estate loans receiving an internal grade of substandard or doubtful are individually evaluated for impairment through a loan quality review (LQR). The LQR details the various attributes of the relationship and collateral and determines based on the most recent available information if a specific reserve needs to be applied and at what level. The LQR process for all loans meeting the specific review criteria is completed on a quarterly basis. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, are collectively evaluated for impairment, and accordingly, such loans are not separately identified for impairment disclosures.

Management utilizes historical loss information and various economic data to enhance the process for determining the allowance for loan losses. Typically, three years of historical loss data is accumulated by portfolio type and weighted to the extent that the most recent loss results bear a larger impact on the future loss expectations. These historical loss calculations, can be adjusted on a quarterly basis if trends begin to emerge that indicate actual loss rates differ, either positively or negatively, from historical trends. Economic data plays a minor role in the loan loss calculation, but is considered. Typically, the primary economic data that Management considers is the unemployment rate; however, inflationary pressures, and real estate activity and pricing trends are also taken into consideration. Our proposed disclosures would indicate the following:

Management also utilizes its assessment of general economic conditions, and other localized economic data to more fully support its loan loss estimates. General economic data may include: inflation rates, savings rates and national unemployment rates. Local data may include: unemployment rates; housing starts; real estate valuations; and other economic data specific to the Corporation’s market area. Though not specific to individual loans, these economic trends can have an impact on portfolio performance as a whole.

The allowance for loan losses is a valuation allowance for probable but unconfirmed credit losses, increased by the provision for loan losses and decreased by charge-offs net of recoveries. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Uncollectability is usually determined based on a pre-determined number of days in the case of consumer loans, or, in the case of commercial loans, is based on delinquency, collateral and other legal considerations. Consumer loans are charged-off prior to 120 days of delinquency, but could be charged off earlier, depending on the individual circumstances. Mortgage loans are charged down prior to 180 days of delinquency, but could be charged off sooner, again, depending upon individual circumstance. Typically, loans collateralized by consumer real estate are partially charged down to the estimated liquidation value, which is generally based on appraisal less costs to hold and liquidate. Commercial and commercial real estate loans are evaluated for impairment and typically reserved based on the results of the analysis, then subsequently charged down to a recoverable value when loan repayment is deemed to be collateral dependent. Both consumer and commercial loans can be partially charged down depending on a number of factors including: the remaining strength of the borrow and guarantor; the type and value of the collateral, and the ease of liquidating collateral; and whether or not collateral is brought onto the bank’s balance sheet via repossession. In the case of commercial and commercial real estate loan charge-off, partial or whole, takes place when Management determines that full collectability of principal balance is unlikely to occur. Subsequent recoveries, if any, are credited to the allowance. Management’s policies for determining impairment, reserves and charge-offs are reviewed and approved by the Board of Directors on an annual basis, and were not materially changed in 2011. Management estimates the required allowance balance based on past loan loss experience, augmented by additional estimates related to the nature and volume of the portfolio, information about specific borrower situations, estimated collateral values, economic conditions and other factors.

Concentrations of Credit Risk: The Bank grants commercial, real estate and consumer loans primarily in Delaware County, and the surrounding counties. Loans for commercial real estate, agricultural, construction and land development purposes comprise 36.2% of total loans at December 31, 2011. Loans for commercial purposes comprise 35.1% of loans, and include loans secured by business assets and agricultural loans. Loans for residential real estate purposes, including home equity loans, aggregate to 23.3% of loans. Loans for consumer purposes are primarily secured by consumer assets and represent 5.4% of total loans.

At December 31, 2010 loans for commercial real estate, agricultural, construction and land development purposes comprise 35.9% of total loans at December 31, 2010. Loans for commercial purposes comprise 36.6% of loans, and include loans secured by business assets and agricultural loans. Loans for residential real estate purposes, including home equity loans, aggregate to 22.0% of loans. Loans for consumer purposes are primarily secured by consumer assets and represent 5.5% of total loans.

Investment in Federal Home Loan Bank Stock: The Corporation is required as a condition of membership in the Federal Home Loan Bank of Cincinnati (“FHLB”) to maintain an investment in FHLB common stock. The stock is redeemable at par and, therefore, its cost is equivalent to its redemption value. The Corporation’s ability to redeem FHLB shares is dependent on the redemption practices of the FHLB. At December 31, 2011, the FHLB placed no restrictions on redemption of shares in excess of a member’s required investment in the stock. The stock is carried at cost and evaluated for impairment.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed over the assets’ useful lives, estimated to be 7 to 39 years for buildings, improvements and leasehold improvements. The Corporation generally uses three to five years for the useful lives of furniture, fixtures, and equipment, using the straight line method, depending on the nature of the asset. Premises and equipment are reviewed for impairment when events indicate the carrying amount may not be recoverable. Maintenance and repairs are expensed and major improvements are capitalized.

Foreclosed Assets: Assets acquired through foreclosure are initially recorded at the lower of cost or fair value less selling costs when acquired. If fair value declines below the recorded amount, a valuation allowance is recorded through expense. The Corporation generally evaluates fair market values of foreclosed assets on a quarterly basis, and adjusts accordingly. Holding costs after acquisition are expensed as incurred; however, construction costs to improve a property’s value may be capitalized as part of the asset value.

Servicing Assets: Servicing assets represent the allocated value of retained servicing on loans sold. Servicing assets are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the assets, using groupings of the underlying loans as to interest rates, and then secondarily as to geographic and prepayment characteristics. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Any impairment of a grouping is reported as a valuation allowance. Loans serviced for others totaled $6,844 and $8,165 at December 31, 2011 and 2010, respectively. The Corporation had net servicing assets of $16 and $21 at December 31, 2011 and 2010, respectively.

Bank Owned Life Insurance: The Corporation has purchased life insurance policies on certain key executives. Bank owned life insurance is recorded at the lower of its cash surrender value or its net redemption value.

Investment in Unconsolidated Affiliates: At December 31, 2011 and 2010, the Corporation did not carry any investments in unconsolidated affiliates on its balance sheet. The Corporation sold investments in two unconsolidated affiliates during 2010.

Income Taxes: The Corporation accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Corporation determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax basis of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred tax assets are reduced by a valuation allowance, if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to the management’s judgment. The Corporation recognizes interest and penalties on income taxes, if applicable, as a component of income tax expense. The Corporation files consolidated income tax returns with its subsidiaries.

Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Earnings (Loss) Per Common Share: Basic earnings (loss) per common share is net income (loss) divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are computed including the dilutive effect of additional potential common shares issuable under stock options. Diluted earnings (loss) per share are not computed for periods in which an operating loss is sustained.

The computation of earnings (loss) per share is based upon the following weighted-average shares outstanding for the years ended December 31:

	September 30,	September 30,
	2011	2010

Weighted-average common shares outstanding (basic)	3,717,385	3,717,385
Dilutive effect of assumed exercise of stock options	—	—

Weighted-average common shares outstanding (diluted)	3,717,385	3,717,385

Stock Option Plan: The Corporation’s shareholders approved an employee share option Plan (the “Plan”) in May 2004. This Plan grants certain employees the right to purchase shares at a predetermined price. The Plan is limited to 300,000 shares. The shares granted to employees vest 20% per year over a five year period. The options expire after ten years. During the year ended December 31, 2011, options for 500 shares were granted to employees under the Plan, at a weighted average exercise price of $3.35; however, these options were subsequently forfeited during the year and no expense was recognized. At December 31, 2011, 103,757 shares were exercisable and 83,821 shares were available for grant under this Plan.

The Corporation recognizes compensation cost for unvested equity-based awards based on their grant-date fair value. The fair value of each option was estimated on the date of grant using the modified Black-Scholes options pricing model with weighted-average assumptions used for grants: dividend yield, expected volatility, risk-free interest rates, and contractual lives of 10 years for each grant. At December 31, 2011, outstanding options had no intrinsic value as the current share price of the options was greater than the market price.

The expected term of the options is based on evaluations of historical and expected future employee exercise behavior. The risk-free interest rate is based on the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at the grant date.

The Corporation recorded $40 and $33 in compensation cost for equity-based awards that vested during the years ended December 31, 2011 and 2010, respectively. The Corporation has $79 of total unrecognized compensation cost related to non-vested equity-based awards granted under its stock option plan as of December 31, 2011, which is expected to be recognized over a period of 3.2 years. A summary of the status of the Corporation’s stock option plan as of December 31, 2011, and changes during the year is presented below:

	September 30,	September 30,	September 30,	September 30,
	Year Ended December 31, 2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	285,806	$11.87	8.6 years	$—
Granted	500	3.35	—	—
Forfeited	(70,127)	9.40	—	—

Outstanding at end of year	216,179	$12.44	7.1 years	$—

Options exercisable at year end	103,757	$18.22		$—

Weighted-average fair value of options granted during the year		$0.00		$—

The following table depicts nonvested shares at December 31, 2011.

September 30,
Nonvested
Shares
Nonvested at January 1, 2011	204,006
Granted	500
Vested	(49,535)
Forfeited or expired	(42,549)

Nonvested at December 31, 2011	112,422

The following information applies to options outstanding at December 31, 2011:

September 30,
Number Outstanding	Range Of Exercise Prices

59,345	$23.00 - $30.70
32,986	$14.15 - $16.90
29,686	$7.50 - $ 9.00
94,162	$3.35 - $3.50

Comprehensive Income (Loss): Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), net of applicable income tax effects. Other comprehensive income (loss) includes unrealized appreciation (depreciation) on available-for-sale securities, unrealized appreciation (depreciation) on available-for-sale securities for which a portion of an other-than-temporary impairment has been recognized in income and unrealized appreciation (depreciation) on held-to-maturity securities for which a portion of an other-than-temporary impairment has been recognized in income.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank of $1,000 was required to meet regulatory clearing balance requirements at December 31, 2011 and 2010. The regulatory clearing balances maintained do not earn interest, but do provide an earnings credit used to offset transaction fees. Other deposits at the Federal Reserve Bank above the clearing balance requirements earn interest at an overnight right, and are not restricted. In addition, approximately $1,080 is held in another institution and is under the control of a third party due to a contractual agreement.

Dividend Restrictions: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to DCB or by DCB to shareholders. Due to limitations imposed by regulators for DCB Financial Corp and the Bank, both entities are required to receive regulatory approval prior to paying dividends.

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or market conditions could significantly affect the estimates.

Advertising and Marketing: Advertising and other marketing costs are expensed as incurred.

Reclassification: Certain amounts in the prior year consolidated financial statements have been reclassified to conform to the 2011 and 2010 presentations. These reclassifications had no effect on net income for any period presented.

New Accounting Pronouncements: FASB ASU 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. In April 2011, the FASB issued ASU 2011-02, which provides additional guidance to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this update are effective for the Corporation beginning in the quarter ended September 30, 2011 and are to be applied retrospectively to January 1, 2011. In addition, the modification disclosures described in ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which were subsequently deferred by ASU 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings, are effective on a prospective basis beginning in the quarter ended September 30, 2011. The adoption of ASU 2011-02 did not have a material impact on the consolidated financial statements.

FASB ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the “Boards”) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The amendments to the Codification in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The impact of adoption of this ASU is not expected to be material.

FASB ASU 2011-05, Presentation of Comprehensive Income. In June 2011, the FASB issued ASU 2011-05, which provides entities with the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income, along with a total for other comprehensive income, and a total amount for comprehensive income. Regardless of whether an entity chooses to present comprehensive income in a single continuous statement or in two separate but consecutive statements, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. This update should be applied retrospectively effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

As the Corporation currently reports comprehensive income in two separate but consecutive statements with all of the components required by ASU 2011-05, the adoption of this guidance will not have an impact on the consolidated financial statements.